Note 7 - Risk Management -Liquidity Risk - Asset Encumbrance (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	€ 121,999,000,000	€ 101,792,000,000	€ 107,950,000,000
Non Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	614,260,000,000	596,898,000,000	567,573,000,000
Equity instruments [Member] | Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	2,134,000,000	3,526,000,000	1,864,000,000
Equity instruments [Member] | Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	2,134,000,000	3,526,000,000	1,864,000,000
Equity instruments [Member] | Non Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	14,556,000,000	12,113,000,000	6,485,000,000
Equity instruments [Member] | Non Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	14,556,000,000	12,113,000,000	6,485,000,000
Debt Securities [Member] | Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	29,379,000,000	29,630,000,000	31,157,000,000
Debt Securities [Member] | Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	26,112,000,000	29,567,000,000	32,216,000,000
Debt Securities [Member] | Non Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	100,108,000,000	95,611,000,000	82,209,000,000
Debt Securities [Member] | Non Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	100,108,000,000	95,611,000,000	82,209,000,000
Loans And Receivables And Other Assets [Member] | Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	90,486,000,000	68,636,000,000	74,928,000,000
Loans And Receivables And Other Assets [Member] | Non Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	€ 499,595,000,000	€ 489,174,000,000	€ 478,880,000,000